Trade, other payables and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Trade payables	$ 2,748	$ 3,047
Non-trade payables and accrued expenses	2,352	2,405
Total financial trade and other payables	7,736	9,027
Current portion of provisions and other non-financial payables	2,774	1,423
Trade, other payables and provisions	10,510	10,450
Joint venture [member]
Disclosure of transactions between related parties [line items]
Related party payables	2,090	2,628
Equity accounted associated companies and other related parties
Disclosure of transactions between related parties [line items]
Related party payables	$ 546	$ 947